13. Income Taxes - (Details - Schedule of income taxes payable) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income taxes payable	$ 0	$ 41,097
Federal [Member]
Income taxes payable	0	0
State and Local [Member]
Income taxes payable	0	0
Foreign [Member]
Income taxes payable	$ 0	$ 41,907